Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 21, 2025 $ / shares shares	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares	Dec. 27, 2023	Dec. 27, 2023 shares	Dec. 27, 2023 $ / shares	Dec. 27, 2023 TradingDay	Dec. 27, 2023 Days
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares											$ 0.01		$ 0.01			$ 11.5
Number of shares called by each warrant (in shares)															1
Warrant liabilities | $			$ 5,045				$ 5,045		$ 3,014	$ 2,508			$ 3,746
Warrants exercised (in shares)	336,124	925,000	0	0			0	3,283,941	3,283,941
Right to purchase an amount of shares of outstanding common stock, percentage													1.5
Change in fair value of warrant liability | $			$ (2,812)	$ 1,500			$ (2,031)	$ (2,179)	$ (1,467)	(334)
Change in fair value of warrant liability | $			$ 2,812	$ (1,500)			$ 2,031	$ 2,179	$ 1,467	$ 334
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $													$ 11,250
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													0.50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Anniversary Period 4
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Class A Common stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)											1,268,100
Class A Common stock | Common Stock
Class of Warrant or Right [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares)	73,947	203,500				277,447			277,447
Stock issued upon exercise of warrants (in shares)				300,000	7,565	967,045	967,045		974,610
Stock issued upon exercise of warrants (in shares)	73,947	203,500				277,447			277,447
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)															4,333,333
Class of warrant or right, outstanding (in shares)			4,333,333				4,333,333		4,333,333
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)												2,521,569			7,066,668
Redemption price (in dollars per share) | $ / shares																0.01
Number of days from which warrants are exercisable														30 days
Minimum common stock price for redemption of warrants, number of trading days																	20	20
Redemption trading period																	30	30
End of trading period before notice of redemption, number of business days														3 days
Class of warrant or right, outstanding (in shares)			2,519,869				2,519,869		2,519,869
Public Warrants | Class A Common stock
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares																$ 18